LEASES (Details Narrative) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2024
Operating lease right-of-use assets	$ 62,716		$ 154,254
Operating lease liability	$ 62,716		$ 154,254
Operating lease weighted average discount rate percent	7.375%		7.375%
Operating lease expense	$ 91,361	$ 84,693
HONG KONG
Operating lease incremental borrowing best lending rate percent	5.875%
Operating lease incremental borrowing margin rate percent	1.50%